Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

		December 31	December 31
(in thousands)	Note	2021	2020

Financial assets
Financial assets mandatorily measured at FVTNE 1
Cash and cash equivalents	22	$226,045	$192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 9	1,716	5,429
Long-term investments - warrants held		1,536	3,637
Convertible notes receivable	14	17,086	11,353
Investments in equity instruments designated at FVTOCI 1
Long-term investments - common shares held	15	59,941	196,241
Financial assets measured at amortized cost
Non-revolving term loan	14, 24	816	813
Trade receivables from sales of cobalt	9	9,488	-
Other accounts receivable	9	373	454

Total financial assets		$317,001	$410,610

Financial liabilities

Financial liabilities at amortized cost
Accounts payable and accrued liabilities		13,935	13,023
Bank debt	17	-	195,000
Pension liability	27	2,685	1,670

Total financial liabilities		$16,620	$209,693

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2021	2020
Cash and cash equivalents	22	$226,045	$192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,716	5,429
Trade receivables from sales of cobalt	9	9,488	-
Other accounts receivables	9	373	454
Non-revolving term loan	14, 24	816	813
Convertible notes receivable	14	17,086	11,353

Maximum exposure to credit risk related to financial assets		$255,524	$210,732

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities	The table includes both interest and principal cash flows.

			As at December 31, 2021

(in thousands)	2022	2023 - 2024	2025 - 2026	After 2026	Total
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$13,935	$-	$-	$-	$13,935
Performance share units 1	14,807	11,498	-	-	26,305

Total	$28,742	$11,498	$-	$-	$40,240
1)	Assumes a weighted average performance factor of 186% (see Note 20 .1).

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2021	2020

Monetary assets
Cash and cash equivalents	$1,567	$5,041
Accounts receivable	155	71
Long-term investments - common shares held	59,517	195,816
Long-term investments - warrants held	1,536	3,637
Convertible note receivable	17,086	11,353
Non-revolving term loan	816	813
Other long-term assets	3,534	3,519

Total Canadian dollar denominated monetary assets	$84,211	$220,250

Monetary liabilities
Accounts payable and accrued liabilities	$9,001	$8,011
Performance share units	21,079	23,405
Lease liability	1,919	2,403
Pension liability	2,685	1,670

Total Canadian dollar denominated monetary liabilities	$34,684	$35,489

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2021

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(999)	$999

Increase (decrease) in other comprehensive income	5,952	(5,952)

Increase (decrease) in total comprehensive income	$4,953	$(4,953)

	As at December 31, 2020

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,105)	$1,105

Increase (decrease) in other comprehensive income	19,582	(19,582)

Increase (decrease) in total comprehensive income	$18,477	$(18,477)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2021

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	22	$226,045	$226,045	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,716	-	1,716	-
Long-term investments - common shares held	15	59,941	59,941	-	-
Long-term investments - warrants held		1,536	-	1,536	-
Kutcho Convertible Note	14	17,086	-	-	17,086

		$306,324	$285,986	$3,252	$17,086

		December 31, 2020

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	22	$192,683	$192,683	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	5,429	-	5,429	-

Long-term investments - common shares held	15	196,241	196,241	-	-

Long-term investments - warrants held	15	3,637	-	3,637	-

Kutcho Convertible Note	14	11,353	-	-	11,353

		$409,343	$388,924	$9,066	$11,353